Inventories	3 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories:
The following table provides a breakdown of inventories at March 31, 2014 and December 31, 2013:

	March 31,	December 31,
	2014	2013
	(In thousands)
Finished goods	$321,735	$340,863
Raw materials	50,844	47,784
Stores, supplies and other	47,720	47,402
Total inventories	$420,299	$436,049